Share-based Compensation - Stock Option Plan (Details) - Stock options $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2014 $ / shares shares	Dec. 31, 2017 USD ($) item $ / shares shares	Dec. 31, 2017 CNY (¥) item shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 CNY (¥) item shares	Dec. 31, 2015 $ / shares	Dec. 31, 2015 CNY (¥) item shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2015 CNY (¥)
Number of shares
Number of shares outstanding in the beginning | shares		733,756	733,756		890,588		1,111,213
Granted | shares		670,201	670,201		63,450		136,512
Forfeited | shares		(309,544)	(309,544)		(220,282)		(357,137)
Number of shares outstanding at the end | shares	1,111,213	1,094,413	1,094,413		733,756		890,588
Vested and expected to vest at the end | shares		1,065,950	1,065,950
Weighted average exercise price
Weighted average exercise price, outstanding in the beginning | $ / shares		$ 0.001		$ 0.001		$ 0.001
Granted | $ / shares		0.001		0.001		0.001
Forfeited | $ / shares		0.001		0.001		0.001
Weighted average exercise price, outstanding at the end | $ / shares	$ 0.001	0.001		$ 0.001		0.001
Vested and expected to vest , weighted average exercise price | $ / shares		$ 0.001
Weighted average remaining contractual term		8 years 6 months 18 days	8 years 6 months 18 days		7 years 11 months 23 days		8 years 11 months 19 days
Vested and expected to vest , weighted average remaining contractual term		8 years 6 months 11 days	8 years 6 months 11 days
Aggregate intrinsic value		$ 21,142		$ 14,384					¥ 12,554
Vested and expected to vest , Aggregate intrinsic value | $		$ 20,592
Options exercisable (in shares) | shares		863,016						863,016
Options exercisable, Weighted average exercise price | $ / shares		$ 0.001
Options exercisable, Weighted average remaining contractual term		7 years 10 months 2 days	7 years 10 months 2 days
Options exercisable, Aggregate intrinsic value | $		$ 16,672
Fair value assumptions
Expected volatility minimum range		47.40%	47.40%		54.00%		55.00%
Expected volatility maximum range		50.00%	50.00%		55.00%		58.00%
Risk-free interest rate minimum range (per annum)		2.37%	2.37%		1.49%		1.94%
Risk-free interest rate maximum range (per annum)		2.40%	2.40%		1.78%		2.27%
Exercise multiple lower range | item		2.2	2.2		2.2		2.2
Exercise multiple higher range | item		2.8	2.8		2.8		2.8
Expected dividend yield		0.00%	0.00%		0.00%		0.00%
Expected term (in years)		10 years	10 years		10 years		10 years
Fair value of options granted to employees | ¥			¥ 72,137		¥ 6,888		¥ 11,065
Share-based Compensation expenses | ¥			¥ 46,077		¥ 0		¥ 0
Total unrecognized compensation expense | ¥								¥ 40,485
Unrecognized compensation expense, weighted average period of recognition		2 years 6 months 22 days	2 years 6 months 22 days
2014 Plan
Share-based Compensation
Maximum aggregate number of shares that may be issued | shares	1,307,672
Service period for vesting	4 years
Vesting right (as a percent)	25.00%
Class A | 2017 Plan
Share-based Compensation
Maximum aggregate number of shares that may be issued | shares		1,307,672						1,307,672
Minimum
Fair value assumptions
Fair value of the underlying shares on the date of option grants (per share) | $ / shares		$ 14.379		$ 15.020		12.280
Maximum
Fair value assumptions
Fair value of the underlying shares on the date of option grants (per share) | $ / shares		$ 21.573		$ 16.987		$ 17.838
Employee | 2017 Plan
Share-based Compensation
Service period for vesting		4 years	4 years
Vesting percentage for each year (as a percent)		25.00%	25.00%